NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Research and Development (Policies)	12 Months Ended
Dec. 31, 2020
Policies
Research and Development

Research and Development

Research and development (“R&D”) costs are expensed as incurred. The Company's R&D costs, including internal expenses, consist of clinical study expenses as it relates to the BioTech business and the development and growing of algae as it relates to the AgTech business. These consist of fees, charges, and related expenses incurred in the conduct business with Company development by independent outside contractors. External clinical studies expenses were approximately $1,359,000 and $2,043,000 for the years ended December 31, 2020 and 2019, respectively.  Internal expenses, composed of staff salaries compose approximately $2,396,000 and $264,000 for the year ended December 31, 2020 and 2019, respectively.